UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-2402

 NAME OF REGISTRANT:                     John Hancock Sovereign Bond
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


2X03 John Hancock Funds Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933398491
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Annual
    Meeting Date:  11-May-2011
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MUKESH D. AMBANI                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: SUSAN S. BIES                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1D     ELECTION OF DIRECTOR: VIRGIS W. COLBERT                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHARLES O. HOLLIDAY, JR.            Mgmt          For                            For

1G     ELECTION OF DIRECTOR: D. PAUL JONES, JR.                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: DONALD E. POWELL                    Mgmt          For                            For

1L     ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI                 Mgmt          For                            For

1M     ELECTION OF DIRECTOR: ROBERT W. SCULLY                    Mgmt          For                            For

02     AN ADVISORY (NON-BINDING) "SAY ON PAY" VOTE               Mgmt          For                            For
       TO APPROVE EXECUTIVE COMPENSATION.

03     AN ADVISORY (NON-BINDING) VOTE ON THE FREQUENCY           Mgmt          1 Year                         For
       OF FUTURE ADVISORY "SAY ON PAY" VOTES.

04     RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM FOR 2011.

05     STOCKHOLDER PROPOSAL - DISCLOSURE OF GOVERNMENT           Shr           Against                        For
       EMPLOYMENT.

06     STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY              Shr           For                            Against
       WRITTEN CONSENT.

07     STOCKHOLDER PROPOSAL - MORTGAGE SERVICING OPERATIONS.     Shr           For                            Against

08     STOCKHOLDER PROPOSAL - GRASSROOTS LOBBYING.               Shr           For                            Against

09     STOCKHOLDER PROPOSAL - OTC DERIVATIVES TRADING.           Shr           For                            Against

10     STOCKHOLDER PROPOSAL - CUMULATIVE VOTING IN               Shr           For                            Against
       CONTESTED ELECTIONS.

11     STOCKHOLDER PROPOSAL - RECOUPMENT OF INCENTIVE            Shr           For                            Against
       COMPENSATION.

12     STOCKHOLDER PROPOSAL - PROHIBITION OF CERTAIN             Shr           For                            Against
       RELOCATION BENEFITS.




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933450998
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485108
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2011
          Ticker:  GRKT
            ISIN:  US3924851088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN BITOVE                                               Mgmt          For                            For
       GEORGE BOYER                                              Mgmt          For                            For
       MICHAEL E. DUGGAN                                         Mgmt          For                            For
       BENJAMIN C. DUSTER IV                                     Mgmt          For                            For
       FREMAN HENDRIX                                            Mgmt          For                            For
       YVETTE E. LANDAU                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933450998
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485207
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2011
          Ticker:  GRKTP
            ISIN:  US3924852078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN BITOVE                                               Mgmt          For                            For
       GEORGE BOYER                                              Mgmt          For                            For
       MICHAEL E. DUGGAN                                         Mgmt          For                            For
       BENJAMIN C. DUSTER IV                                     Mgmt          For                            For
       FREMAN HENDRIX                                            Mgmt          For                            For
       YVETTE E. LANDAU                                          Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Sovereign Bond Fund
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/25/2011